Financial risk and capital management - Captial Management (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital management
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ 20,121	$ 17,219
Net interest-bearing debt adjusted (ND2)	15,716	12,880
Capital employed adjusted, including lease liabilities (CE1)	54,012	58,378
Capital employed adjusted (CE2)	$ 49,608	$ 54,039
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	37.30%	29.50%
Net debt to capital employed adjusted (ND)/(CE)	31.70%	23.80%